SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	80,667	127,000
Average Exercise Price, Beginning Balance	$ 0.60	$ 8.40
Average Remaining Contractual Life (Years), Outstanding	1 year 10 months 6 days	8 years 2 months 19 days	4 years 8 months 26 days
Number of Options Outstanding, Issued	25,111	28,000
Average Exercise Price, Issued	$ 7.20	$ 2.25
Average Remaining Contractual Life (Years), Issued	5 years 7 months 13 days	8 years 11 months 23 days
Number of Options Outstanding, Exercised	90,000	74,333
Average Exercise Price, Exercised	$ 0.15	$ 14.70
Number of Options Outstanding, Ending Balance	15,778	80,667	127,000
Average Exercise Price, Ending Balance	$ 13.95	$ 0.60	$ 8.40